CONSOLIDATED FINANCIAL STATEMENT DETAILS - Goodwill (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Goodwill
Goodwill	$ 162.7	$ 162.7
Kupol
Goodwill
Goodwill	158.8	158.8
Other Operations
Goodwill
Goodwill	$ 3.9	$ 3.9